Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Additional Information (Detail) $ in Billions	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Notional amount of derivative	$ 202.4
Exchange Cleared [Member]
Derivative [Line Items]
Notional amount of derivative	69.8
Exchange Traded [Member]
Derivative [Line Items]
Notional amount of derivative	$ 8.3